Form N-1A Cover	Oct. 20, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 20, 2025
Prospectus Date	Oct. 20, 2025